Stockholders Equity (Details Narrative)							1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 01, 2019 USD ($) shares	Sep. 10, 2019 USD ($) $ / shares shares	Aug. 02, 2019 shares	Aug. 02, 2019 shares	Jul. 03, 2019 USD ($) $ / shares shares	Jul. 03, 2019 USD ($) $ / shares shares	Jul. 28, 2019 USD ($) shares	Jul. 28, 2019 USD ($) shares	Jul. 19, 2019 shares	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) integer $ / shares shares	Jun. 30, 2018 USD ($) shares	Jan. 06, 2020 USD ($) shares	Oct. 17, 2019 USD ($)	Oct. 09, 2019 USD ($)	Aug. 23, 2019 shares
Common stock subscription receivable | $											$ 142,500
Warrant issued												8,661,498
Warrant issued maturity term												1 year
Stock option granted shares in period fair value | $										$ 744,538	725,517
Extend term of expiration of warrants, description												On June 28, 2019, a board resolution was passed to extend the expiry of the warrants for one year and these warrants are set to expire on June 30, 2020.
Stock option vested shares in period fair value | $										$ 556,700	422,326
Stock option shares issued | $											$ 150,000
Debt conversion converted shares issued			400,000	400,000							400,000
Stock option shares strike price | $ / shares											$ 0.50
Stock option interest payment term											5 years
Stock subscription received | $											$ 170,000
Common stock, shares issued										11,512,449	9,897,116	8,886,416
Common stock, value | $										$ 1,151	$ 990	$ 889
Director [Member]
Common stock, value | $															$ 183,200
Warrant [Member]
Expected life										1 year
Minimum [Member] | Warrant [Member]
Expected life											1 year
Maximum [Member] | Warrant [Member]
Expected life											2 years
Effective April 18, 2019 [Member]
Share issued price per share for investor two | $ / shares											$ 1.00
Number of investors | integer											2
Stock issued during period shares new issues, Shares											236,600
Stock issued during period shares new issues, Amount | $											$ 155,800
Stock option shares to purchase up to investors											150,000
Share issued price per share for investor one | $ / shares											$ 0.50
Effective April 18, 2019 [Member] | Minimum [Member]
Stock option exercise price | $ / shares											1.50
Effective April 18, 2019 [Member] | Maximum [Member]
Stock option exercise price | $ / shares											$ 2.00
Effective January 30, 2019 [Member]
Number of investors | integer											5
Stock issued during period shares new issues, Shares											715,000
Stock issued during period shares new issues, Amount | $											$ 357,500
Stock option shares to purchase up to investors											2,860,000
Common stock issued as compensation, per share | $ / shares											$ 0.50
Common stock issued as compensation, amount | $											$ 29,550
Common stock issued as compensation, shares											59,100
Share issued price per share | $ / shares											$ 0.50
Effective January 30, 2019 [Member] | Minimum [Member]
Stock option exercise price | $ / shares											1.00
Effective January 30, 2019 [Member] | Maximum [Member]
Stock option exercise price | $ / shares											$ 2.00
Effective June 29, 2018 [Member]
Number of investors | integer											29
Stock issued during period shares new issues, Shares											472,750
Stock issued during period shares new issues, Amount | $											$ 236,375
Stock option shares to purchase up to investors											1,891,000
Share issued price per share | $ / shares											$ 0.50
Effective June 29, 2018 [Member] | Minimum [Member]
Stock option exercise price | $ / shares											2.00
Effective June 29, 2018 [Member] | Maximum [Member]
Stock option exercise price | $ / shares											$ 1.00
Effective May 15, 2018 [Member] | Director [Member]
Stock issued during period shares new issues, Shares											3,000,000
Stock issued during period shares new issues, Amount | $											$ 300
Share issued price per share | $ / shares											$ 0.0001
Effective May 22, 2018 [Member]
Number of investors | integer											14
Stock issued during period shares new issues, Shares											2,362,500
Stock issued during period shares new issues, Amount | $											$ 23,652
Share issued price per share | $ / shares											$ 0.01
Effective May 22, 2018 [Member] | Director [Member]
Stock issued during period shares new issues, Shares											1,250,000
Effective June 1, 2018 [Member]
Number of investors | integer											9
Stock issued during period shares new issues, Shares											612,500
Stock issued during period shares new issues, Amount | $											$ 30,625
Share issued price per share | $ / shares											$ 0.05
Effective June 15, 2018 [Member]
Number of investors | integer											12
Stock issued during period shares new issues, Shares											2,438,666
Stock issued during period shares new issues, Amount | $											$ 365,800
Stock option shares to purchase up to investors											9,754,644
Share issued price per share | $ / shares											$ 0.15
Effective June 15, 2018 [Member] | Minimum [Member]
Stock option exercise price | $ / shares											0.30
Effective June 15, 2018 [Member] | Maximum [Member]
Stock option exercise price | $ / shares											2.00
Related Party [Member]
Shares issued for legal services, value | $										$ 11,000
Shares issued for legal services, shares										22,000
Accredited Investor [Member]
Warrants issued to purchase common stock					333,333	333,333
Share issued price per share | $ / shares					$ 0.50	$ 0.50
Expected life										3 years
Common stock, shares issued		56,000			333,333	333,333	80,000	80,000					333,333
Common stock, value | $	$ 10,000	$ 28,000			$ 50,000	$ 50,000							$ 50,000	$ 20,000
Payment on behalf of related party | $							$ 20,000	$ 20,000
Accredited Investor [Member] | Warrant One [Member]
Warrants issued to purchase common stock	20,000	112,000											151,151
Common stock, price per share | $ / shares		$ 2.00
Expected life	2 years	2 years			2 years
Accredited Investor [Member] | Warrant [Member]
Warrants issued to purchase common stock		112,000
Common stock, price per share | $ / shares		$ 1.00
Common stock, shares issued					333,333	333,333
Common stock, value | $					$ 50,000	$ 50,000
Accredited Investor [Member] | Options [Member]
Share issued price per share for investor two | $ / shares					$ 0.25	$ 0.25
Option issued to purchase shares of common stock					100,000	100,000
Expected life					2 years
Investor [Member]
Common stock, shares issued																40,000
Investor [Member] | Effective July 9, 2019 [Member]
Common stock subscription receivable | $										$ 2,787
Common stock, shares issued							200,000	200,000
Common stock subscribed to purchase description										(i) 60,000 shares of common stock, and (ii) 60,000 Series C Warrants that are exercisable for 2 years from this date for an exercise price of $.50 per share.
Total purchase price | $										$ 15,000
Purchase price per share | $ / shares										$ 0.25
Repayment of related party | $								$ 50,000
Michael Mansouri [Member] | Radiant Images, Inc. [Member]
Shares issued for acquisition									260,000
Gianna Wolfe [Member] | Radiant Images, Inc. [Member]
Shares issued for acquisition									260,000